AllianceBernstein Emerging Markets Equity Portfolio
SUMMARY INFORMATION AllianceBernstein Emerging Markets Equity Portfolio
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A Shares on page 16 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 67 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Emerging Markets Equity Portfolio (USD $)	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge ("CDSC"), which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Emerging Markets Equity Portfolio		Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees		1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.10%	0.12%	0.10%	0.26%	0.20%	0.12%
Other Expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Total Other Expenses	[1]	0.53%	0.55%	0.53%	0.69%	0.63%	0.55%
Total Annual Fund Operating Expenses		2.01%	2.73%	1.71%	2.37%	2.06%	1.73%
Fee Waiver and/or Expense Reimbursement	[2]	(0.26%)	(0.28%)	(0.26%)	(0.42%)	(0.36%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.75%	2.45%	1.45%	1.95%	1.70%	1.45%
[1]	Total other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through October 12, 2015 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. This cap on net expenses applies to total annual fund operating expenses, excluding interest expense, acquired fund fees and expenses other than advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, taxes and extraordinary expenses. Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until October 12, 2015, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the Total Annual Fund Operating Expenses After Fee Waiver reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Emerging Markets Equity Portfolio (USD $)	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	595	248	[1]	148	198	173	148
After 3 Years	953	764		459	612	536	459
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
PRINCIPAL STRATEGIES
The Fund invests at least 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. Examples of emerging markets include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People's Republic of China, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Investing in emerging markets generally involves risks greater than investing in the markets of developed countries.

In managing the Fund, the Adviser will apply a value philosophy, selecting stocks with low prices in relation to the Adviser's estimates of the companies' earnings power, future book values and dividend-paying capabilities. The Adviser will select investments for the Fund based on a "bottom-up" approach, primarily taking into account its research findings on specific companies and industries rather than broad economic forecasts.

In allocating the Fund's assets among emerging market countries, the Adviser will consider such factors as the current country exposure of the Fund, the liquidity and volatility of the stock markets represented, the key economic characteristics of the countries, and transaction costs. In general, no more than 25% of the Fund's net assets will be invested in issuers in any one country. The Fund may invest in companies of any size.

Currency fluctuations can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge currency risk, the Fund may invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Fund may also take long positions in currencies by investing directly in currencies or by investing in currency-related derivatives.
PRINCIPAL RISKS
  Emerging Market Risk: Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets in emerging market countries are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. For example, emerging market countries may have more unstable governments than developed countries, and their economies may be based on only a few industries.
  Market Risk: The value of the Fund's assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's value approach, may be underperforming the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.
  Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small investments may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Diversification Risk: The Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers.
  Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.